Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 171	$ 118	$ 39
Cash payment on acquisition of property, plant and equipment	$ 58	73	22
Pre-tax discount rate	15.00%
Depreciation of property, plant and equipment	$ 129	$ 109	$ 126
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		6.60%	6.90%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		12.00%	12.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	148	$ 199
Motor Vehicles Held For Leasing [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		6	$ 15
Impairment (reversal) loss of PPE	$ (3)
Pre-tax discount rate	18.64%
Purchase of property plant and equipment through lease liabilities	$ 36	$ 0
Motor Vehicles Held For Leasing [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		12.20%	11.70%
Motor Vehicles Held For Leasing [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate		18.80%	25.10%
Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment acquired	65	$ 41
Cash payment on acquisition of property, plant and equipment	11	21
Secured Bank Loan Financing [Member] | Motor Vehicles Held For Leasing [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase of property plant and equipment through secured bank loan financing	18	20
Leased Properties And Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	$ 171	$ 118